Gotham Enhanced 500 ETF

Portfolio of Investments
June 30, 2021
(Unaudited)

	Number
COMMON STOCKS - 99.9%	of Shares	Value
Advertising - 0.2%
The Interpublic Group of Companies, Inc.	1,185	$38,501
Omnicom Group, Inc.	711	56,873
		95,374
Aerospace & Defense - 1.7%
The Boeing Co.	237	56,776
General Dynamics Corp.	751	141,383
Howmet Aerospace, Inc.	1,343	46,293
L3Harris Technologies, Inc.	79	17,076
Lockheed Martin Corp.	686	259,548
Northrop Grumman Corp.	474	172,266
Raytheon Technologies Corp.	531	45,300
Teledyne Technologies, Inc. (1)	16	6,701
TransDigm Group, Inc.	23	14,888
		760,231
Agriculture - 1.8%
Altria Group, Inc.	5,530	263,671
Archer-Daniels-Midland Co. (2)	1,659	100,535
Philip Morris International, Inc.	4,594	455,311
		819,517
Airlines - 0.1%
Alaska Air Group, Inc.	43	2,593
American Airlines Group, Inc. (2)	225	4,772
Delta Air Lines, Inc.	237	10,253
Southwest Airlines Co.	199	10,565
United Airlines Holdings, Inc. (1)	106	5,543
		33,726
Apparel - 0.4%
Hanesbrands, Inc.	1,027	19,174
Nike, Inc. - Class B	553	85,433
PVH Corp.	29	3,120
Ralph Lauren Corp. - Class A	27	3,181
Tapestry, Inc.	790	34,349
Under Armour, Inc. - Class C (1)(2)	1,347	25,014
VF Corp.	137	11,239
		181,510
Auto Manufacturers - 2.1%
Cummins, Inc.	474	115,566
Ford Motor Co.	11,666	173,357
General Motors Co.	3,367	199,225
PACCAR, Inc.	146	13,030
Tesla, Inc. (1)	637	432,969
		934,147
Auto Parts & Equipment - 0.1%
Aptiv PLC	94	14,789
BorgWarner, Inc.	106	5,145
		19,934
Banks - 2.7%
Bank of America Corp.	6,504	268,160
The Bank of New York Mellon Corp.	290	14,857
Citigroup, Inc.	711	50,303
Citizens Financial Group, Inc.	132	6,055
Comerica, Inc.	48	3,424
Fifth Third Bancorp	2,051	78,410
First Republic Bank	61	11,417
The Goldman Sachs Group, Inc.	142	53,893
Huntington Bancshares, Inc.	343	4,895
JPMorgan Chase & Co.	3,033	471,753
KeyCorp	316	6,525
M&T Bank Corp.	45	6,539
Morgan Stanley	767	70,326
Northern Trust Corp.	73	8,440
The PNC Financial Services Group, Inc. (2)	146	27,851
Regions Financial Corp.	316	6,377
State Street Corp.	121	9,956
SVB Financial Group (1)	19	10,572
Truist Financial Corp.	474	26,307
U.S. Bancorp (2)	632	36,005
Wells Fargo & Co.	1,674	75,816
Zions Bancorp N.A.	41	2,167
		1,250,048
Beverages - 0.9%
Brown-Forman Corp. - Class B	158	11,840
The Coca-Cola Co.	3,478	188,194
Constellation Brands, Inc. - Class A	522	122,091
Molson Coors Brewing Co. - Class B (2)	89	4,778
Monster Beverage Corp. (1)	185	16,900
PepsiCo, Inc.	486	72,011
		415,814
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (1)	655	120,330
Amgen, Inc.	236	57,525
Biogen, Inc. (1)	63	21,815
Bio-Rad Laboratories, Inc. - Class A (1)	13	8,376
Corteva, Inc.	2,135	94,687
Gilead Sciences, Inc.	3,789	260,910
Illumina, Inc. (1)	173	81,865
Incyte Corp. (1)	258	21,706
Regeneron Pharmaceuticals, Inc. (1)	146	81,547
Vertex Pharmaceuticals, Inc. (1)	227	45,770
		794,531
Building Materials - 0.5%
Carrier Global Corp.	755	36,693
Fortune Brands Home & Security, Inc.	58	5,777
Johnson Controls International PLC	2,133	146,388
Martin Marietta Materials, Inc.	26	9,147
Masco Corp.	274	16,141
Vulcan Materials Co.	41	7,137
		221,283
Chemicals - 1.2%
Air Products and Chemicals, Inc.	78	22,439
Albemarle Corp.	41	6,907
Celanese Corp.	39	5,912
CF Industries Holdings, Inc.	627	32,259
Dow, Inc.	2,212	139,975
DuPont de Nemours, Inc.	1,556	120,450
Eastman Chemical Co.	395	46,116
Ecolab, Inc.	120	24,716
FMC Corp.	54	5,843
International Flavors & Fragrances, Inc.	87	12,998
Linde PLC	185	53,484
LyondellBasell Industries NV	117	12,036
The Mosaic Co.	1,109	35,388
PPG Industries, Inc.	97	16,468
The Sherwin-Williams Co.	110	29,970
		564,961
Commercial Services - 2.1%
Automatic Data Processing, Inc.	931	184,915
Cintas Corp.	44	16,808
Equifax, Inc.	53	12,694
FleetCor Technologies, Inc. (1)	35	8,962
Gartner, Inc. (1)	255	61,761
Global Payments, Inc.	105	19,692
IHS Markit Ltd.	143	16,110
MarketAxess Holdings, Inc.	16	7,418
Moody's Corp.	66	23,916
Nielsen Holdings PLC	1,039	25,632
PayPal Holdings, Inc. (1)	1,517	442,175
Quanta Services, Inc.	58	5,253
Robert Half International, Inc.	47	4,182
Rollins, Inc.	158	5,404
S&P Global, Inc. (2)	98	40,224
United Rentals, Inc. (1)	237	75,605
Verisk Analytics, Inc.	53	9,260
		960,011
Computers - 8.1%
Accenture PLC - Class A	960	282,998
Apple, Inc.	19,692	2,697,016
Cognizant Technology Solutions Corp.	606	41,972
DXC Technology Co.	737	28,699
Fortinet, Inc. (1)(2)	68	16,197
Hewlett Packard Enterprise Co. (2)	436	6,357
HP, Inc.	3,871	116,865
International Business Machines Corp.	2,634	386,118
Leidos Holdings, Inc.	49	4,954
NetApp, Inc.	657	53,756
Seagate Technology Holdings PLC	659	57,946
Western Digital Corp.	106	7,544
		3,700,422
Cosmetics & Personal Care - 1.5%
Colgate-Palmolive Co.	1,920	156,192
The Estee Lauder Company, Inc. - Class A	128	40,714
The Procter & Gamble Co.	3,669	495,058
		691,964
Distribution & Wholesale - 0.3%
Copart, Inc. (1)	79	10,415
Fastenal Co.	237	12,324
LKQ Corp. (1)(2)	869	42,772
Pool Corp.	17	7,797
W.W. Grainger, Inc.	158	69,204
		142,512
Diversified Financial Services - 4.7%
American Express Co.	284	46,925
Ameriprise Financial, Inc.	200	49,776
BlackRock, Inc.	454	397,236
Capital One Financial Corp.	989	152,988
Cboe Global Markets, Inc.	41	4,881
The Charles Schwab Corp.	659	47,982
CME Group, Inc. - Class A	126	26,798
Discover Financial Services	771	91,202
Franklin Resources, Inc.	1,487	47,569
Intercontinental Exchange, Inc.	196	23,265
Invesco Ltd.	1,343	35,898
Mastercard, Inc. - Class A	1,175	428,981
Nasdaq, Inc.	106	18,635
Raymond James Financial, Inc.	57	7,404
Synchrony Financial	536	26,007
T. Rowe Price Group, Inc.	659	130,462
Visa, Inc. - Class A (2)	2,510	586,888
The Western Union Co.	1,185	27,220
		2,150,117
Electric - 1.0%
The AES Corp.	1,369	35,690
Alliant Energy Corp. (2)	79	4,405
Ameren Corp.	79	6,323
American Electric Power Co., Inc. (2)	176	14,888
CenterPoint Energy, Inc. (2)	185	4,536
CMS Energy Corp.	102	6,026
Consolidated Edison, Inc.	120	8,607
Dominion Energy, Inc.	2,390	175,832
DTE Energy Co.	68	8,813
Duke Energy Corp.	264	26,062
Edison International	120	6,938
Entergy Corp.	70	6,979
Evergy, Inc.	79	4,774
Eversource Energy	120	9,629
Exelon Corp.	344	15,243
FirstEnergy Corp.	191	7,107
NextEra Energy, Inc.	690	50,563
NRG Energy, Inc.	102	4,111
Pinnacle West Capital Corp.	27	2,213
PPL Corp.	237	6,629
Public Service Enterprise Group, Inc. (2)	177	10,574
Sempra Energy	107	14,175
The Southern Co.	357	21,602
WEC Energy Group, Inc.	106	9,429
Xcel Energy, Inc.	189	12,451
		473,599
Electrical Components & Equipment - 0.5%
AMETEK, Inc.	227	30,305
Emerson Electric Co.	1,800	173,232
Generac Holdings, Inc. (1)	22	9,133
		212,670
Electronics - 1.1%
Agilent Technologies, Inc.	106	15,668
Allegion PLC	27	3,761
Amphenol Corp.	211	14,435
Fortive Corp.	397	27,687
Garmin Ltd. (2)	563	81,432
Honeywell International, Inc.	1,434	314,548
Keysight Technologies, Inc. (1)	63	9,728
Mettler-Toledo International, Inc. (1)	10	13,853
TE Connectivity Ltd.	115	15,549
Trimble, Inc. (1)	79	6,465
Waters Corp. (1)	22	7,603
		510,729
Energy - Alternate Sources - 0.0% (3)
Enphase Energy, Inc. (1)	41	7,529

Engineering & Construction - 0.0% (3)
Jacobs Engineering Group, Inc.	54	7,205

Entertainment - 0.0% (3)
Caesars Entertainment, Inc. (1)(2)	67	6,951
Live Nation Entertainment, Inc. (1)(2)	79	6,920
Penn National Gaming, Inc. (1)	53	4,054
		17,925
Environmental Control - 0.1%
Pentair PLC	79	5,332
Republic Services, Inc.	132	14,521
Waste Management, Inc.	158	22,137
		41,990
Food - 1.9%
Campbell Soup Co.	137	6,246
Conagra Brands, Inc.	1,422	51,732
General Mills, Inc.	1,805	109,979
The Hershey Co.	606	105,553
Hormel Foods Corp.	190	9,072
The J.M. Smucker Co. (2)	328	42,499
Kellogg Co.	564	36,282
The Kraft Heinz Co.	3,596	146,645
The Kroger Co.	290	11,110
Lamb Weston Holdings, Inc.	51	4,114
McCormick & Co., Inc.	94	8,302
Mondelez International, Inc.	3,725	232,589
Sysco Corp.	211	16,405
Tyson Foods, Inc. - Class A	1,106	81,579
		862,107
Forest Products & Paper - 0.2%
International Paper Co.	1,185	72,652

Gas - 0.0% (3)
Atmos Energy Corp.	46	4,421
NiSource, Inc.	120	2,940
		7,361
Hand & Machine Tools - 0.3%
Snap-on, Inc.	158	35,302
Stanley Black & Decker, Inc.	474	97,165
		132,467
Healthcare - Products - 2.2%
Abbott Laboratories	2,086	241,830
ABIOMED, Inc. (1)	19	5,930
Align Technology, Inc. (1)	27	16,497
Baxter International, Inc.	185	14,892
Boston Scientific Corp. (1)	502	21,465
The Cooper Companies, Inc.	21	8,322
Danaher Corp.	834	223,812
DENTSPLY SIRONA, Inc.	76	4,808
Edwards Lifesciences Corp. (1)	237	24,546
Henry Schein, Inc. (1)	49	3,635
Hologic, Inc. (1)	208	13,878
IDEXX Laboratories, Inc. (1)	36	22,736
Intuitive Surgical, Inc. (1)	41	37,705
Medtronic PLC	1,090	135,302
PerkinElmer, Inc.	333	51,419
ResMed, Inc.	51	12,573
STERIS PLC	27	5,570
Stryker Corp.	158	41,037
Teleflex, Inc.	20	8,036
Thermo Fisher Scientific, Inc.	164	82,733
West Pharmaceutical Services, Inc.	27	9,696
Zimmer Biomet Holdings, Inc.	67	10,775
		997,197
Healthcare - Services - 1.8%
Anthem, Inc.	231	88,196
Catalent, Inc. (1)	79	8,542
Centene Corp. (1)	237	17,284
Charles River Laboratories International, Inc. (1)	17	6,289
DaVita, Inc. (1)	45	5,419
HCA Healthcare, Inc.	1,045	216,043
Humana, Inc.	53	23,464
IQVIA Holdings, Inc. (1)	67	16,235
Laboratory Corp. of America Holdings (1)	290	79,997
Quest Diagnostics, Inc. (2)	53	6,994
UnitedHealth Group, Inc.	820	328,361
Universal Health Services, Inc. - Class B	27	3,954
		800,778
Home Builders - 0.1%
D.R. Horton, Inc.	120	10,844
Lennar Corp. - Class A	357	35,468
NVR, Inc. (1)	2	9,947
PulteGroup, Inc.	79	4,311
		60,570
Home Furnishings - 0.1%
Leggett & Platt, Inc.	55	2,849
Whirlpool Corp. (2)	185	40,334
		43,183
Household Products & Wares - 0.2%
Avery Dennison Corp.	242	50,878
Church & Dwight Co., Inc.	79	6,733
The Clorox Co. (2)	41	7,376
Kimberly-Clark Corp.	140	18,729
		83,716
Housewares - 0.1%
Newell Brands, Inc.	1,264	34,722

Insurance - 3.1%
Aflac, Inc.	237	12,717
The Allstate Corp.	106	13,827
American International Group, Inc.	290	13,804
Aon PLC (2)	571	136,332
Arthur J. Gallagher & Co.	493	69,059
Assurant, Inc.	27	4,217
Berkshire Hathaway, Inc. - Class B (1)	2,793	776,231
Chubb Ltd.	158	25,113
Cincinnati Financial Corp.	53	6,181
Everest Re Group Ltd.	17	4,284
Globe Life, Inc.	27	2,572
The Hartford Financial Services Group, Inc.	123	7,622
Lincoln National Corp.	53	3,330
Loews Corp.	79	4,317
Marsh & McLennan Companies, Inc. (2)	1,154	162,345
MetLife, Inc.	316	18,913
Principal Financial Group, Inc.	79	4,992
The Progressive Corp.	206	20,231
Prudential Financial, Inc.	162	16,600
The Travelers Companies, Inc.	87	13,025
Unum Group (1)	53	1,505
W.R. Berkley Corp.	53	3,945
Willis Towers Watson PLC	376	86,487
		1,407,649
Internet - 14.2%
Alphabet, Inc. - Class A (1)	868	2,119,474
Amazon.com, Inc. (1)	721	2,480,355
Booking Holdings, Inc. (1)	17	37,198
CDW Corp.	407	71,083
eBay, Inc. (2)	290	20,361
Etsy, Inc. (1)(2)	53	10,909
Expedia Group, Inc. - Class A	51	8,349
F5 Networks, Inc. (1)	27	5,040
Facebook, Inc. - Class A (1)	4,011	1,394,665
Netflix, Inc. (1)	516	272,556
NortonLifeLock, Inc.	237	6,451
Twitter, Inc. (1)	948	65,232
VeriSign, Inc. (1)	41	9,335
		6,501,008
Iron & Steel - 0.0% (3)
Nucor Corp.	120	11,512

Leisure Time - 0.1%
Carnival Corp. (2)	369	9,727
Norwegian Cruise Line Holdings Ltd. (1)(2)	131	3,853
Royal Caribbean Cruises Ltd.	79	6,737
		20,317
Lodging - 0.1%
Hilton Worldwide Holdings, Inc.	98	11,821
Las Vegas Sands Corp.	264	13,910
Marriott International, Inc.	114	15,563
MGM Resorts International	158	6,739
Wynn Resorts Ltd. (2)	41	5,014
		53,047
Machinery - Construction & Mining - 0.4%
Caterpillar, Inc.	914	198,914

Machinery - Diversified - 0.6%
Deere & Co. (2)	341	120,274
Dover Corp.	422	63,553
IDEX Corp.	27	5,941
Ingersoll Rand, Inc. (1)	718	35,046
Otis Worldwide Corp.	158	12,920
Rockwell Automation, Inc. (2)	53	15,159
Westinghouse Air Brake Technologies Corp.	65	5,350
Xylem, Inc.	71	8,517
		266,760
Media - 1.1%
Charter Communications, Inc. - Class A (1)(2)	222	160,162
Comcast Corp. - Class A	1,896	108,110
Discovery, Inc. - Class A (1)(2)	237	7,271
DISH Network Corp. - Class A (1)(2)	1,554	64,957
Fox Corp. - Class A	1,337	49,643
News Corp. - Class A	237	6,107
ViacomCBS, Inc. - Class B	261	11,797
The Walt Disney Co.	632	111,087
		519,134
Mining - 0.4%
Freeport-McMoRan, Inc.	4,277	158,720
Newmont Corp.	316	20,028
		178,748
Miscellaneous Manufacturers - 1.8%
3M Co.	1,750	347,603
A.O. Smith Corp. - Class A	462	33,292
Eaton Corp PLC	163	24,153
General Electric Co.	3,081	41,470
Illinois Tool Works, Inc.	331	73,998
Parker-Hannifin Corp.	395	121,308
Textron, Inc.	221	15,198
Trane Technologies PLC	790	145,471
		802,493
Office & Business Equipment - 0.0% (3)
Zebra Technologies Corp. (1)	22	11,649

Oil & Gas - 1.5%
APA Corp.	158	3,417
Cabot Oil & Gas Corp.	158	2,759
Chevron Corp.	1,750	183,295
ConocoPhillips	474	28,867
Devon Energy Corp.	279	8,144
Diamondback Energy, Inc.	53	4,976
EOG Resources, Inc.	205	17,105
Exxon Mobil Corp.	4,070	256,736
Hess Corp. (2)	106	9,256
Marathon Oil Corp.	2,318	31,571
Marathon Petroleum Corp.	211	12,749
Occidental Petroleum Corp.	2,715	84,898
Phillips 66	153	13,130
Pioneer Natural Resources Co.	76	12,351
Valero Energy Corp.	132	10,307
		679,561
Oil & Gas Services - 0.2%
Baker Hughes Co. - Class A	328	7,501
Halliburton Co.	2,648	61,222
NOV, Inc.	160	2,451
Schlumberger NV	567	18,150
		89,324
Packaging & Containers - 0.2%
Amcor PLC	632	7,243
Ball Corp.	106	8,588
Packaging Corp. of America	83	11,240
Sealed Air Corp.	474	28,085
Westrock Co.	779	41,458
		96,614
Pharmaceuticals - 5.2%
AbbVie, Inc.	3,059	344,566
AmerisourceBergen Corp.	184	21,066
Becton Dickinson and Co.	102	24,805
Bristol-Myers Squibb Co.	790	52,788
Cardinal Health, Inc.	102	5,823
Cigna Corp.	560	132,759
CVS Health Corp.	3,898	325,249
Dexcom, Inc. (1)(2)	41	17,507
Eli Lilly & Co.	343	78,725
Johnson & Johnson	2,431	400,483
McKesson Corp.	470	89,883
Merck & Co., Inc.	4,493	349,421
Organon & Co. (1)	747	22,604
Perrigo Co. PLC	27	1,238
Pfizer, Inc.	11,641	455,862
Viatris, Inc.	422	6,030
Zoetis, Inc.	168	31,309
		2,360,118
Pipelines - 0.2%
Kinder Morgan, Inc.	3,228	58,846
ONEOK, Inc.	158	8,791
The Williams Companies, Inc.	501	13,302
		80,939
Real Estate - 0.2%
CBRE Group, Inc. (1)	975	83,587

Real Estate Investment Trusts (REITs) - 1.3%
Alexandria Real Estate Equities, Inc.	51	9,279
American Tower Corp.	522	141,013
AvalonBay Communities, Inc.	49	10,226
Boston Properties, Inc. (2)	53	6,073
Crown Castle International Corp. (2)	509	99,306
Digital Realty Trust, Inc.	100	15,046
Duke Realty Corp.	120	5,682
Equinix, Inc.	31	24,881
Equity Residential	120	9,240
Essex Property Trust, Inc.	27	8,100
Extra Space Storage, Inc.	47	7,700
Federal Realty Investment Trust (2)	27	3,164
Healthpeak Properties, Inc.	188	6,259
Host Hotels & Resorts, Inc.	237	4,050
Iron Mountain, Inc.	79	3,343
Kimco Realty Corp.	132	2,752
Mid-America Apartment Communities, Inc.	40	6,737
Prologis, Inc.	260	31,078
Public Storage	61	18,342
Realty Income Corp.	131	8,743
Regency Centers Corp.	53	3,396
SBA Communications Corp.	129	41,112
Simon Property Group, Inc.	115	15,005
UDR, Inc.	104	5,094
Ventas, Inc.	120	6,852
Vornado Realty Trust (2)	53	2,473
Welltower, Inc.	145	12,049
Weyerhaeuser Co.	2,212	76,137
		583,132
Retail - 6.7%
Advance Auto Parts, Inc.	211	43,285
AutoZone, Inc. (1)	40	59,689
Best Buy Co., Inc. (2)	790	90,834
CarMax, Inc. (1)	53	6,845
Chipotle Mexican Grill, Inc. (1)(2)	12	18,604
Costco Wholesale Corp.	156	61,725
Darden Restaurants, Inc.	53	7,737
Dollar General Corp.	98	21,206
Dollar Tree, Inc. (1)	673	66,964
Domino's Pizza, Inc. (2)	17	7,930
The Gap, Inc.	158	5,317
Genuine Parts Co.	422	53,370
The Home Depot, Inc.	1,915	610,674
L Brands, Inc.	817	58,873
Lowe's Companies, Inc.	2,248	436,045
McDonald's Corp.	307	70,914
O'Reilly Automotive, Inc. (1)	142	80,402
Ross Stores, Inc.	127	15,748
Starbucks Corp.	417	46,625
Target Corp.	1,470	355,358
The TJX Companies, Inc.	422	28,451
Tractor Supply Co.	41	7,628
Ulta Beauty, Inc. (1)(2)	138	47,716
Walgreens Boots Alliance, Inc.	316	16,625
Walmart, Inc.	5,920	834,838
Yum! Brands, Inc.	172	19,785
		3,073,188
Savings & Loans - 0.0% (3)
People's United Financial, Inc.	132	2,262

Semiconductors - 5.0%
Advanced Micro Devices, Inc. (1)	422	39,638
Analog Devices, Inc. (2)	128	22,036
Applied Materials, Inc.	2,697	384,053
Broadcom, Inc.	144	68,665
Intel Corp.	11,730	658,522
IPG Photonics Corp. (1)	27	5,691
KLA Corp.	242	78,459
Lam Research Corp.	168	109,318
Maxim Integrated Products, Inc.	94	9,904
Microchip Technology, Inc.	99	14,824
Micron Technology, Inc. (1)	1,331	113,108
Monolithic Power Systems, Inc. (2)	16	5,975
NVIDIA Corp.	218	174,422
NXP Semiconductors NV (2)	481	98,951
Qorvo, Inc. (1)(2)	41	8,022
QUALCOMM, Inc.	2,675	382,338
Skyworks Solutions, Inc.	53	10,163
Teradyne, Inc.	62	8,306
Texas Instruments, Inc.	465	89,419
Xilinx, Inc.	79	11,427
		2,293,241
Shipbuilding - 0.0% (3)
Huntington Ingalls Industries, Inc.	12	2,529

Software - 10.7%
Activision Blizzard, Inc.	910	86,850
Adobe, Inc. (1)	560	327,958
Akamai Technologies, Inc. (1)	53	6,180
ANSYS, Inc. (1)	102	35,400
Autodesk, Inc. (1)	259	75,602
Broadridge Financial Solutions, Inc.	41	6,623
Cadence Design Systems, Inc. (1)	325	44,466
Cerner Corp.	123	9,614
Citrix Systems, Inc.	43	5,043
Electronic Arts, Inc.	343	49,334
Fidelity National Information Services, Inc.	220	31,167
Fiserv, Inc. (1)	237	25,333
Intuit, Inc.	96	47,056
Jack Henry & Associates, Inc.	27	4,415
Microsoft Corp.	10,629	2,879,396
MSCI, Inc.	35	18,658
Oracle Corp.	7,146	556,245
Paychex, Inc.	1,034	110,948
Paycom Software, Inc. (1)	27	9,814
PTC, Inc. (1)	41	5,792
Roper Technologies, Inc.	126	59,245
salesforce.com, Inc. (1)	1,097	267,964
ServiceNow, Inc. (1)	232	127,496
Synopsys, Inc. (1)	179	49,366
Take-Two Interactive Software, Inc. (1)	138	24,429
Tyler Technologies, Inc. (1)	17	7,690
		4,872,084
Telecommunications - 4.2%
Arista Networks, Inc. (1)	27	9,782
AT&T, Inc.	18,223	524,458
Cisco Systems, Inc.	12,472	661,016
Corning, Inc.	2,239	91,575
Juniper Networks, Inc.	948	25,928
Lumen Technologies, Inc. (2)	395	5,368
Motorola Solutions, Inc.	59	12,794
T-Mobile US, Inc. (1)	474	68,650
Verizon Communications, Inc.	9,590	537,328
		1,936,899
Textiles - 0.1%
Mohawk Industries, Inc. (1)	237	45,549

Toys, Games & Hobbies - 0.0% (3)
Hasbro, Inc.	48	4,537

Transportation - 2.9%
C.H. Robinson Worldwide, Inc.	55	5,152
CSX Corp. (2)	6,672	214,038
Expeditors International of Washington, Inc.	496	62,794
FedEx Corp.	777	231,802
J.B. Hunt Transport Services, Inc.	41	6,681
Kansas City Southern	31	8,784
Norfolk Southern Corp.	759	201,446
Old Dominion Freight Line, Inc.	41	10,406
Union Pacific Corp.	949	208,714
United Parcel Service, Inc. - Class B	1,869	388,696
		1,338,513
Water - 0.0% (3)
American Water Works Co., Inc.	64	9,864
TOTAL COMMON STOCKS
(Cost $44,435,093)		45,625,674

SHORT-TERM INVESTMESTS - 0.1%
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 0.026% (4)	48,773	48,773
TOTAL SHORT-TERM INVESTMENTS
(Cost $48,773)		48,773

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 4.5%
Mount Vernon Liquid Assets Portfolio, LLC, 0.100% (4)	2,075,049	2,075,049
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $2,075,049)		2,075,049

TOTAL INVESTMENTS IN SECURITIES - 104.5%
(Cost $46,558,915)		47,749,496
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.5%)		(2,063,180)
TOTAL NET ASSETS - 100.0%		$45,686,316

(1)	Non-income producing security.
(2)
This security or a portion of this security was out on loan as of June 30, 2021. Total loaned securities had a value of $2,028,115 or 4.4% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	Does not round to 0.1% or (0.1)%, as applicable.
(4)	The rate shown is the annualized seven-day effective yield as of June 30, 2021.

Summary of Fair Value Exposure at June 30, 2021 (Unaudited)

The Gotham Enhanced 500 ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$45,625,674	$–	$–	$45,625,674
Short-Term Investments	–	48,773	–	–	48,773
Investments Purchased With Collateral From Securities Lending (2)	2,075,049	–	–	–	2,075,049
Total Investments in Securities	$2,075,049	$45,674,447	$–	$–	$47,749,496

(1) See Schedule of Investments for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.